Other Financial Assets (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Other Financial Assets
The Company’s other financial assets were as follows, as at:

	January 31, 2022	January 31, 2021

Restricted investments [a]	$14.3	$15.7
Derivative financial instruments	38.0	25.9
Advances to suppliers related to property, plant and equipment	50.4	47.8
Other	24.1	18.7
Total other financial assets	$126.8	$108.1
Current	73.6	76.5
Non-current	53.2	31.6
Total other financial assets	$126.8	$108.1
[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.